Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
OPERATING
Net loss for the year	$ (78,736)	$ (87,665)
Adjustments for:
Depletion, depreciation and amortization	40,036	29,177
Accretion	256	0
Deferred lease inducement	(91)	(95)
Impairment of exploration and evaluation assets	79,025	33,426
Stock-based compensation	1,478	2,418
Finance costs	6,233	6,068
Income tax expense	21,819	12,446
Loss on financial instruments	8,121	7,027
Unrealized (gain) loss on foreign currency translation	(35)	4,292
Asset retirement obligations settled	(695)	0
Income taxes paid	(21,819)	(15,455)
Changes in non-cash working capital	3,858	7,296
Net cash generated by (used in) operating activities	59,450	(1,065)
INVESTING
Additions to intangible exploration and evaluation assets	(16,905)	(19,425)
Additions to petroleum and natural gas assets	(20,301)	(6,618)
Additions to other assets	(953)	(615)
Property acquisitions	0	(48,313)
Changes in restricted cash	18,323	(17,462)
Changes in non-cash working capital	(1,587)	5,556
Net cash used in investing activities	(21,423)	(86,877)
FINANCING
Repayment of note payable	(11,041)	0
Financing costs	(1,554)	0
Interest paid	(6,952)	(5,288)
Proceeds from long-term debt	85,328	0
Repayment of convertible debentures	(73,375)	0
Repayments of long-term debt	(15,000)	0
Net cash used in financing activities	(22,594)	(5,288)
Currency translation differences relating to cash and cash equivalents	548	(2,212)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	15,981	(95,442)
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	31,468	126,910
CASH AND CASH EQUIVALENTS, END OF YEAR	$ 47,449	$ 31,468